Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforward	$ 3,667,668	$ 2,066,962
Research and development expenses	308,267	205,513
Provision for warranty	3,450	3,450
Provision for vacation and convalescence	84,486	82,579
Provision for severance, net	64,333	60,911
Provision for credit losses	203,876	186,377
Issuance cost		203,045
Operating lease liabilities	82,438	109,368
Deferred tax assets before valuation allowance	4,414,518	2,918,205
Valuation allowance	(4,332,080)	(2,808,837)
Net deferred tax assets	82,438	109,368
Operating lease right of use assets	(82,438)	(109,368)
Total deferred tax liability	(82,438)	(109,368)
Net deferred tax assets